Net Income Per Limited Partner Unit (Tables)	9 Months Ended
Sep. 30, 2017
Partners' Capital Notes [Abstract]
Schedule of Distributions Declared, Partners Interest in Partnership Net Income and Net Income per Unit by Class

	Millions of Dollars
	Nine Months Ended September 30
	2017	2016

Net income attributable to the Partnership	$299	203
Less: General partner’s distribution declared (including IDRs)*	111	63
Limited partners’ distribution declared on common units*	209	145
Distributions in excess of net income attributable to the Partnership	$(21)	(5)
*Distribution declared attributable to the indicated periods.

	General Partner (including IDRs)	Limited Partners’ Common Units	Total
Nine Months Ended September 30, 2017
Net income attributable to the Partnership (millions):
Distribution declared	$111	209	320
Distribution less than (in excess of) net income attributable to the Partnership	1	(22)	(21)
Net income attributable to the Partnership	$112	187	299

Weighted-average units outstanding—basic and diluted		109,042,961

Net income per limited partner unit—basic and diluted (dollars)		$1.72

Nine Months Ended September 30, 2016
Net income attributable to the Partnership (millions):
Distribution declared	$63	145	208
Distribution in excess of net income attributable to the Partnership	—	(5)	(5)
Net income attributable to the Partnership	$63	140	203

Weighted-average units outstanding—basic and diluted		91,414,459

Net income per limited partner unit—basic and diluted (dollars)		$1.53